SAFE (Details) - USD ($)		12 Months Ended
	Feb. 08, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Oct. 02, 2022	Dec. 31, 2021
Derivative [Line Items]
AM SAFE liability		$ 28,986,000	$ 0	$ 0	$ 0		$ 28,271,000
Proceeds from Brookfield SAFE agreement		50,000,000
Required equity funding for qualifying projects						$ 50,000,000
Required equity funding for qualifying projects, remaining amount reduction						5,000,000
Brookfield SAFE liability		50,000,000	$ 23,350,000	$ 34,150,000	$ 19,400,000		$ 0
Required equity funding						$ 500,000,000
Shares issued in transaction (in shares)	196,222,737
AM SAFE Liability
Derivative [Line Items]
AM SAFE liability	$ 29,730,000	$ 28,986,000
Shares issued in transaction (in shares)	3,000,000
Stock repurchased (usd per share)	$ 9.91